INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Investment In Legacy Dole (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 29, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Method Investments [Roll Forward]
Carrying amount, beginning balance		$ 126,500
Share of net income		6,726	$ 48,027	$ 30,279
Carrying amount, ending balance		120,900	126,500
Legacy Dole
Equity Method Investments [Roll Forward]
Carrying amount, beginning balance	$ 340,485	0	340,485
Share of net income		0	38,874	21,868
Share of other comprehensive income			3,999
Share of repayment of receivable from affiliates			469
Impairment	(122,926)	$ 0	(122,926)	0
Equity method investment becoming subsidiary			(259,000)
Foreign exchange impact			(1,901)
Carrying amount, ending balance	$ 259,000		$ 0	$ 340,485